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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2007

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
2/14/08

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	41

Form 13F Table Value Total:  	 341,852
                                            (thousands)
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
Name of Issuer			  Title of Class	CUSIP		 Value	 Shares	 Inv.	 	Other	 Voting Authority
									 x1000		 Discretion	Managers Sole	Shared	None

ACADIA REALTY TRUST			COM SH BEN INT	004239109	 4,616 	 180,248 SOLE		N/A	 3,827 	0	 789
ALEXANDRIA REAL ESTATE EQUITIES INC	COM		015271109	 6,496 	 63,890  SOLE		N/A	 5,469 	0	 1,027
AMB PROPERTY CORP			COM		00163T109	 14,847  257,935 SOLE		N/A	 12,441 0	 2,405
AMERICAN CAMPUS COMMUNITIES INC		COM		024835100	 8,155 	 303,713 SOLE		N/A	 6,949 	0	 1,206
AVALONBAY COMMUNITIES INC		COM		053484101	 12,098  128,514 SOLE		N/A	 10,061 0	 2,037
BIOMED REALTY TRUST INC			COM		09063H107	 537 	 23,165  SOLE		N/A	 537  	0	 -
BOSTON PROPERTIES INC			COM		101121101	 14,723  160,369 SOLE		N/A	 12,615 0	 2,108
BRE PROPERTIES INC			CL A		05564E106	 6,758 	 166,750 SOLE		N/A	 5,705 	0	 1,054
BROOKFIELD PROPERTIES CORP		COM		112900105	 6,039 	 313,690 SOLE		N/A	 5,216 	0	 823
CORPORATE OFFICE PROPERTIES TRUST SBI MDSH BEN INT	22002T108	 1,599 	 50,768  SOLE		N/A	 1,086 	0	 513
DIAMONDROCK HOSPITALITY CO		COM		252784301	 404 	 27,000  SOLE		N/A	 404  	0	 -
DIGITAL REALTY TRUST INC		COM		253868103	 11,892  309,942 SOLE		N/A	 10,055 0	 1,837
DOUGLAS EMMETT INC			COM		25960P109	 279 	 12,330  SOLE		N/A	 279 	0	 -
DUPONT FABROS TECHNOLOGY INC		COM		26613Q106	 264 	 13,450  SOLE		N/A	 264 	0	 -
EQUITY RESIDENTIAL			SH BEN INT	29476L107	 5,959 	 163,400 SOLE		N/A	 5,044 	0	 915
ESSEX PROPERTY TRUST INC		COM		297178105	 6,327 	 64,902  SOLE		N/A	 5,371 	0	 957
EXTRA SPACE STORAGE INC			COM		30225T102	 2,617 	 183,163 SOLE		N/A	 2,231 	0	 387
FEDERAL REALTY INVS TRUST		SH BEN INT NEW	313747206	 11,918  145,076 SOLE		N/A	 9,847 	0	 2,071
FIRST INDUSTRIAL REALTY TRUST INC	COM		32054K103	 6,916 	 199,885 SOLE		N/A	 5,864 	0	 1,052
GENERAL GROWTH PROPERTIES INC		COM		370021107	 6,756 	 164,059 SOLE		N/A	 5,691 	0	 1,065
GRAMERCY CAPITAL CORP/NEW YORK		COM		384871109	 3,041 	 125,079 SOLE		N/A	 2,555 	0	 486
HCP INC					COM		40414L109	 13,605  391,173 SOLE		N/A	 11,620 0	 1,985
HEALTH CARE REIT INC			COM		42217K106	 7,351 	 164,480 SOLE		N/A	 6,208 	0	 1,142
HOST HOTELS & RESORTS INC		COM		44107P104	 12,719  746,399 SOLE		N/A	 10,736 0	 1,982
INLAND REAL ESTATE CORP			COM NEW		457461200	 3,575 	 252,478 SOLE		N/A	 3,045 	0	 530
KIMCO REALTY CORP			COM		49446R109	 18,134  498,199 SOLE		N/A	 14,763 0	 3,371
MAGUIRE PROPERTIES INC			COM		559775101	 2,358 	 80,000  SOLE		N/A	 2,025 	0	 333
MEDICAL PROPERTIES TRUST INC		COM		58463J304	 2,225 	 218,394 SOLE		N/A	 1,909 	0	 316
NATIONWIDE HEALTH PROPERTIES INC	COM		638620104	 8,746 	 278,538 SOLE		N/A	 7,377 	0	 1,368
NORTHSTAR REALTY FINANCE CORP		COM		66704R100	 1,458 	 163,500 SOLE		N/A	 1,250 	0	 209
PROLOGIS				SH BEN INT	743410102	 29,137  459,719 SOLE		N/A	 24,847 0	 4,290
PUBLIC STORAGE				COM		74460D109	 10,360  141,122 SOLE		N/A	 8,741 	0	 1,619
REGENCY CENTERS CORP			COM		758849103	 3,869 	 60,000  SOLE		N/A	 3,025 	0	 845
SL GREEN REALTY CORP			COM		78440X101	 14,229  152,247 SOLE		N/A	 12,500 0	 1,729
SIMON PROPERTY GROUP INC		COM		828806109	 21,457  247,035 SOLE		N/A	 18,282 0	 3,176
STRATEGIC HOTELS & RESORTS INC		COM		86272T106	 1,457 	 87,090  SOLE		N/A	 1,217 	0	 240
SUNSTONE HOTEL INVESTORS INC		COM		867892101	 1,144 	 62,561  SOLE		N/A	 940  	0	 205
TANGER FACTORY OUTLET CENTERS		COM		875465106	 18,681  495,391 SOLE		N/A	 16,025 0	 2,656
TAUBMAN CENTERS INC			COM		876664103	 6,644 	 135,069 SOLE		N/A	 5,658 	0	 986
VENTAS INC				COM		92276F100	 11,083  244,935 SOLE		N/A	 9,423 	0	 1,660
VORNADO REALTY TRUST			SH BEN INT	929042109	 21,377  243,058 SOLE		N/A	 18,209 0	 3,168

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2/14/2008


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2007.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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